Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Revenue
Commercial products	314,910	153,663	555,763	249,690
Services and clinical supply	4,856	3,570	9,965	7,094
Licenses	2,473	812	3,112	2,214
Milestones	17,046	—	17,046	—
Total revenue	339,285	158,045	585,886	258,998
Specified per geographical area
United States (1)	265,471	108,344	474,548	181,976
Europe (2)	49,671	27,894	85,989	49,222
Rest of World (1)	24,143	21,807	25,349	27,800
Total revenue	339,285	158,045	585,886	258,998
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
(2)
For the three and six months ended June 30, 2026, Denmark, the country of domicile, contributed €3.6 million and €8.1 million, respectively, of revenue. For the three and six months ended June 30, 2025, Denmark contributed €2.6 million and €5.0 million, respectively, of revenue.

Commercial Products

Revenue from sale of commercial products was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Revenue from commercial products
YORVIPATH®	252,114	102,957	449,010	147,646
SKYTROFA®	55,214	50,706	99,171	102,044
YUVIWEL®	7,582	—	7,582	—
Total revenue from commercial products	314,910	153,663	555,763	249,690

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, YORVIPATH®, SKYTROFA® and YUVIWEL®. In Europe, the Company has established its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched YORVIPATH and SKYTROFA.

Beyond the U.S. and Europe Direct, the Company is expanding global reach for its Endocrinology Rare Disease products through exclusive sales and distribution agreements with geographic market leaders (“International Markets”) and under Strategic Collaborations. As of June 30, 2026, the Company has agreements covering over 75 countries.

YORVIPATH, SKYTROFA and YUVIWEL are approved by the U.S. Food & Drug Administration (“FDA”) and YORVIPATH and SKYTROFA are authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YUVIWEL in the U.S. in the second quarter of 2026. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in the fourth quarter of 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to the Company’s Strategic Collaborations, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN Pharmaceuticals (“VISEN”).